Income Taxes (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details)
Allowable capital losses	$ 468,000	$ 468,000
Non-capital losses	1,770,000	1,727,000
Capital assets and other	1,000	1,000
Investments	858,000	858,000
Unrecognized deferred tax assets	$ (3,097,000)	$ (3,054,000)